Financial assets at fair value through other comprehensive income (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Financial Assets At Fair Value Through Other Comprehensive Income [Abstract]
Summary of financial assets at fair value through other comprehensive income
5 Financial assets at fair value through other comprehensive income

Financial assets at fair value through other comprehensive income by type
	2018	2017
Equity securities	3,228	n/a
Debt securities[1]	25,616	n/a
Loans and advances[1]	2,379	n/a
	31,223	n/a
Available-for-sale investments	n/a	69,730
Held-to-maturity investments[2]	n/a	9,343
	31,223	79,073

1 Debt securities include an amount of EUR -6 million and the Loans and advances includes EUR -5 million ‘Loan loss provisions’.
2 Under IFRS 9 these Investments are classified as Securities at amortised cost, reference is made to Note 6 ‘Securities at amortised cost‘.

Summary of Equity Securities Designated as at Fair Value Tthrough Other Comprehensive Income
Exposure to equity securities

Equity securities designated as at fair value through other comprehensive income
	Carryingvalue	Dividend income
	2018	2018
Investment in Bank of Beijing	1,967	83
Investment in Kotak Mahindra Bank	919	1
Other Investments	342	8
	3,228	92

Summary of Changes in Fair Value through Other Comprehensive Income Financial Assets
Changes in fair value through other comprehensive income financial assets
	FVOCI equity securities		FVOCI debt instruments[1]		Total
	2018	2017	2018	2017	2018	2017
Opening balance as at 1 January	3,983	4,024	65,747	78,888	69,730	82,912
Effect of changes in accounting policy	–184		–31,945		–32,129
Additions	33	325	10,486	21,276	10,518	21,601
Amortisation			–12	–146	–12	–146
Transfers and reclassifications	1	7	1		2	7
Changes in unrealised revaluations[2]	–463	21	–660	–1,030	–1,123	–1,009
Impairments		–6				–6
Reversals of impairments			16	3	16	3
Disposals and redemptions	–178	–79	–15,478	–32,709	–15,656	–32,788
Exchange rate differences	35	–308	–159	–535	–124	–843
Changes in the composition of the group and other changes		–1	1		1	–1
Closing balance	3,228	3,983	27,995	65,747	31,223	69,730

1 Fair value through other comprehensive income debt instruments includes both debt securities and loans and advances
2 Changes in unrealised revaluations include changes on hedged items which are recognised in the statement of profit or loss.